Note 19 - Sale of Leaseback of Vessels	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Sale Leaseback Transactions [Text Block]
19.	Sale and Leaseback of Vessels

In
November
and
December
2014,
the Company sold the vessels Gas Premiership and Gas Cathar and realized a total gain of
$780,695.
The Company entered into bareboat charter agreements to leaseback the vessels for a period of four
years. The charter back agreements are accounted for as operating leases and the gain on the sale was deferred and is being amortized to income over the four
-year lease period. On
December
16,
2016,
the bareboat charter agreement for Gas Cathar was amended resulting in the extension of the charter period to five
years and
three
months from the delivery date and to the reduction of monthly charter hire. For the years ended
December

31,
2014,
2015
and
2016,
the amortization amounted to
$4,954,
$195,040
and
$195,574,
respectively, and is included in Charter hire expenses in the consolidated statements of operations. Lease payments relating to the bareboat charters of the vessels amounted to
$325,758,
$4,320,000
and
$4,249,961
for the years ended
December
31,
2014,
2015
and
2016,
and are included in Charter hire expenses in the consolidated statements of operations. Future lease payments as of
December
31,
2016,
until the expiry of the charter back agreements, amount to
$3,720,000
during
2017,
$3,540,000
during
2018,
$1,560,000
during
2019
and
$390,000
during
2020.